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                              BISYS Fund Services
                         100 Summer Street, Suite 1500
                          Boston, Massachusetts 02110



March 24, 2006



VIA EDGAR
---------

Attention:  Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:   ICON FUNDS
      FILE NOS. 333-14927 AND 811-07883
      ---------------------------------

Ladies and Gentlemen:

    Attached for filing via the EDGAR system is Post-Effective Amendment ("PEA") No. 23 to the registration statement of ICON Funds (the "Trust"). This PEA is being filed in reliance on Rule 485(a) under the Securities Act of 1933 and is proposed to become effective on June 1, 2006. The PEA is being filed to add a new class of shares, to be known as Class A shares for certain funds.

    A paper copy of the PEA, with an appropriately marked copy of the prospectuses and statement of additional information, will be forwarded to the Staff shortly under separate cover.

Please direct any questions or comments regarding the PEA to Michael Lawlor at
(617) 824-1214.

Sincerely,

/s/ Michael Lawlor

Michael Lawlor
Assistant Counsel
BISYS Fund Services
Sub-Administrator to the Trust

Attachments

cc:
       Donald Salcito
       Charles W. Lutter, Esq.